INITIAL PUBLIC OFFERING (Details Narrative) - Class A Common Stock [Member]	Dec. 10, 2020 € / shares shares
IfrsStatementLineItems [Line Items]
Share Price | € / shares	€ 11.50
Over Allotment Options [Member] | I P [Member]
IfrsStatementLineItems [Line Items]
Stock Issued During Period, Shares, New Issues | shares	12,500,000
Over Allotment Options [Member] | Underwriter [Member]
IfrsStatementLineItems [Line Items]
Stock Issued During Period, Shares, New Issues | shares	1,500,000
Over Allotment Options [Member] | Over Allotment Options [Member]
IfrsStatementLineItems [Line Items]
Share Price | € / shares	€ 10.00